Supplementary Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Supplementary cash flow information:
Cash paid for interest	$ 155,263	$ 117,966
Cash paid for income taxes, net of tax refund	229,128	242,776
Cash inflow for income taxes from stock option exercises	3,277	4,980
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(2,337,691)	(874,302)
Liabilities assumed	226,377	37,555
Noncontrolling interest	95,418	1,441
Notes assumed in connection with acquisition	15,102	1,731
Noncontrolling Interest Subject To Put Provisions	87,201
Cash paid	(1,913,593)	(833,575)
Less cash acquired	170,301	12,435
Net cash paid for acquisition	$ (1,743,292)	$ (821,140)